Leases Operating Leases (Details) $ in Millions	Sep. 30, 2020 USD ($)
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	$ 8.9
Lessee, Operating Lease, Liability, Payments, Due Year Two	10.5
Lessee, Operating Lease, Liability, Payments, Due Year Three	$ 1.5